UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating revenues
Contract revenues		$ 267	$ 329	$ 542	$ 515
Management contract revenues	[1]	65	61	123	122
Leasing revenues (1)	[1]	26	7	37	14
Total operating revenues		375	414	742	680
Operating expenses
Depreciation and amortization		(43)	(37)	(81)	(73)
Management contract expenses		(41)	(42)	(79)	(84)
Selling, general and administrative expenses		(24)	(14)	(49)	(28)
Merger and integration related expenses		(3)	(16)	(5)	(19)
Total operating expenses		(290)	(308)	(593)	(527)
Other operating items
Gain on disposals		203	3	203	7
Other operating income		0	0	16	0
Total other operating items		203	3	219	7
Operating profit		288	109	368	160
Financial and other non-operating items
Interest income		7	5	14	12
Interest expense		(16)	(13)	(31)	(29)
Share in results from associated companies (net of tax)		(15)	11	(11)	14
Other financial items		(8)	(5)	(14)	(6)
Total financial and other non-operating items, net		(32)	(2)	(42)	(9)
Profit before income taxes		256	107	326	151
Income tax expense		(3)	(13)	(13)	(14)
Net income		$ 253	$ 94	$ 313	$ 137
Basic EPS (in usd per share)		$ 3.61	$ 1.18	$ 4.41	$ 2.11
Diluted EPS (in usd per share)		$ 3.49	$ 1.16	$ 4.27	$ 2.07
Reimbursable revenues and expenses
Operating revenues
Revenue	[1]	$ 15	$ 14	$ 35	$ 23
Operating expenses
Cost of goods and services sold		(14)	(13)	(34)	(22)
Other revenues
Operating revenues
Revenue	[1]	2	3	5	6
Vessel and rig operating expenses
Operating expenses
Cost of goods and services sold		$ (165)	$ (186)	$ (345)	$ (301)

[1]	Includes revenue received from related parties of $96 million and $172 million, for the three and six months ended June 30, 2024, respectively, and $72 million and $146 million for the three and six, months ended June 30, 2023, respectively. Refer to Note 13 - "Related party transactions" for further details.